Transactions with Related Parties	6 Months Ended
Jun. 30, 2011
Transactions with Related Parties
Transactions with Related Parties
(Expressed in thousands of United States Dollars – except for share and per share data, unless otherwise stated)

4. Transactions with Related Parties:
The amounts included in the accompanying consolidated balance sheets and unaudited interim condensed consolidated statement of operations are as follows:

	December 31,	June 30,
	2010	2011

Balance Sheet
Due to related party – Cardiff	$0	$(903)
Due from related party – TMS Bulkers	0	24,267
Due from related party – TMS Tankers	0	4,483
Due from related party – Cardiff Marine	20,939	0
Due from related party – Sigma and Blue Fin pool	0	220
Vessels and rigs, net – Cardiff /TMS Tankers, for the year/period	430	8,138
Advances for vessels/rigs under construction - Cardiff/TMS Bulkers/TMS Tankers, for the year/period	5,321	6,929
Additional paid in capital - Vivid	(1,700)	(4,240)
Additional paid in capital – Cardiff	0	(5,694)
Current Assets- Sigma and Blue Fin pool	0	2,634
Non-current assets- Sigma and Blue Fin pool	$0	$400

	Six-month period ended June 30,
	2010	2011
Statement of Operations
Voyage Revenues – Sigma and Blue Fin pool	$0	$5,348
Voyage expenses - Cardiff.	(2,811)	0
Voyage expenses - TMS Tankers	0	(67)
Voyage expenses - TMS Bulkers	0	(2,359)
Gain on sale of assets - commisions - Cardiff	435	0
- Management fees - Cardiff	(8,492)	0
- Management fees - TMS Tankers	0	(787)
- Management fees - TMS Bulkers	0	(13,672)
- Consultancy fees – Fabiana	(1,797)	(1,919)
- Consultancy fees – Vivid	0	(205)
- SOX fees – Cardiff	(1,490)	0
- Rent	(6)	(10)
- Amortization of CEO stock based compensation	$(17,597)	$(15,635)

(Per day and per quarter information in the note below is expressed in United States Dollars/Euros)

TMS Bulkers Ltd. – TMS Tankers Ltd.:

Effective January 1, 2011, each drybulk ship-owning company entered into new management agreements with TMS Bulkers Ltd. (''TMS Bulkers'') which replaced the Company's management agreements with Cardiff Marine Inc. ("Cardiff”) that were effective as of September 1, 2010 through December 31, 2010. TMS Bulkers provides comprehensive drybulk ship management services including technical supervision, such as repairs, maintenance and inspections, safety and quality, crewing and training as well as supply provisioning. TMS Bulkers' commercial management services include operations, chartering, sale and purchase, post-fixture administration, accounting, freight invoicing and insurance. Each new vessel management agreement provides for a fixed management fee -the same as those charged by Cardiff according to previous agreements effective September 1, 2010- of Euro 1,500 ($2,174 based on the Euro/U.S. Dollar exchange rate at June 30, 2011) per vessel per day which is payable in equal monthly installments in advance and is automatically adjusted each year to the Greek Consumer Price Index for the previous year by not less than 3% and not more than 5%.

Effective January 1, 2011, each of the Company's tanker ship-owning company entered into new management agreements with TMS Tankers Ltd. (''TMS Tankers'') and together with TMS Bulkers, the "Managers". The Managers are beneficially majority owned by George Economou and members of his immediate family. TMS Tankers provides comprehensive tanker ship management services including technical supervision, such as repairs, maintenance and inspections, safety and quality, crewing and training as well as supply provisioning. TMS Tankers' commercial management services include operations, chartering, sale and purchase, post-fixture administration, accounting, freight invoicing and insurance.

Under the management agreements TMS Tankers is entitled to a construction supervisory fee of 10% of the budget for the vessel under construction, payable up front in lieu of the fixed management fee. Once the vessel is operating TMS Tankers is entitled to a daily management fee per vessel of Euro 1,700 ($2,464 based on the Euro/U.S. Dollar exchange rate at June 30, 2011), payable in equal monthly installments in advance and automatically adjusted each year to the Greek Consumer Price Index for the previous year by not less than 3% and not more than 5%.

Under their respective agreements the Managers are also entitled to (i) a discretionary incentive fee, (ii) a commission of 1.25% on charter hire agreements that are arranged by the Managers and (ii) a commission of 1% of the purchase price on sales or purchases of vessels in the Company's fleet that are arranged by the Managers.

Transactions with TMS Bulkers and TMS Tankers in Euros were settled on the basis of the average USD rate on the invoice date.

Drillship Management Agreements with Cardiff: Effective December 21, 2010, the Company terminated its management agreements with Cardiff pursuant to which Cardiff provided supervisory services in connection with the construction of the drillships Ocean Rig Corcovado and Ocean Rig Olympia. The Company paid Cardiff a management fee of $40 per month per drillship for Ocean Rig Corcovado and Ocean Rig Olympia. The management agreements also provided for: (i) a chartering commission of 1.25% on revenue earned; (ii) a commission of 1% on the shipyard payments or purchase price paid for drillships; (iii) a commission of 1% on loan financing or refinancing; and (iv) a commission of 2% on insurance premiums. These agreements were replaced with the Global Services Agreement discussed below.

Global Services Agreement: On December 1, 2010, the Company entered into a Global Services Agreement with Cardiff, effective December 21, 2010, pursuant to which the Company has engaged Cardiff to act as consultant on matters of chartering and sale and purchase transactions for the offshore drilling units operated by the Company. Under the Global Services Agreement, Cardiff, or its subcontractor, (i) provides consulting services related to identifying, sourcing, negotiating and arranging new employment for offshore assets of the Company and its subsidiaries, including the Company's drilling units; and (ii) identifies, sources, negotiates and arranges the sale or purchase of the offshore assets of the Company and its subsidiaries, including the Company's drilling units. In consideration of such services, the Company pays Cardiff a fee of 1.0% in connection with employment arrangements and 0.75% in connection with sale and purchase activities. For the six-month period ended June 30, 2011 the Company paid $800 as fees related to the Global Services Agreement regarding employments arrangements. Transactions with Cardiff in Euros were settled on the basis of the average USD rate on the invoice date.

Fabiana Services S.A.: Under the consultancy agreement effective from February 3, 2005, between the Company and Fabiana Services S.A. ("Fabiana"), a related party entity incorporated in the Marshall Islands, Fabiana provides consultancy services relating to the services of George Economou in his capacity as Chief Executive Officer of the Company (Note 11).

On January 25, 2010, the Compensation Committee approved that a bonus in the form of 4,500,000 shares of the Company's common stock, par value $0.01, be granted to Fabiana for the contribution of George Economou for CEO services rendered during 2009 as well as for anticipated contribution of such services during the years 2010, 2011 and 2012. The shares shall vest over a period of three years, with 1,000,000 shares to vest on the grant date; 1,000,000 shares to vest on December 31, 2010 and 2011 respectively; and 1,500,000 shares to vest on December 31, 2012. In addition, the annual remuneration to be awarded to Fabiana under the consultancy agreement was increased to Euro 2.7 million ($3.9 million based on the Euro/U.S. Dollar exchange rate as of June 30, 2011).

On January 12, 2011, the Compensation Committee approved a $4 million bonus and 9,000,000 shares of the Company's common stock payable for CEO services rendered during 2010. The shares were granted to Fabiana and vest over a period of eight years, with 1,000,000 shares to vest on the grant date and 1,000,000 shares to vest annually on December 31, 2011, through 2018, respectively.

Vivid Finance Limited: Under the consultancy agreement effective from September 1, 2010 between the Company and Vivid Finance Limited ("Vivid Finance"), a related party entity incorporated in Cyprus, Vivid Finance provides the Company with financing-related services such as (i) negotiating and arranging new loan and credit facilities, interest rate swap agreements, foreign currency contracts and forward exchange contracts, (ii) renegotiating existing loan facilities and other debt instruments and (iii) the raising of equity or debt in the capital markets. In exchange for its services, Vivid Finance is entitled a fee equal to 0.20% on the total transaction amount. The consultancy agreement has a term of five years and may be terminated (i) at the end of its term unless extended by mutual agreement of the parties; (ii) at any time by the mutual agreement of the parties; and (iii) by the Company after providing written notice to Vivid Finance at least 30 days prior to the actual termination date.

Private offering: A company controlled by the Company's Chairman, President and Chief Executive Officer, Mr. George Economou, purchased 2,869,428 common shares, or 2.38% of the common shares of the Company's majority-owned subsidiary, Ocean Rig UDW, in a private offering that was completed on December 21, 2010. The offering price was $17.50 per share. The price per share paid was the same as that paid by other investors taking part in the private offering.

Legal services Mr. Savvas D. Georghiades, a member of the Ocean Rig UDW's Board of Directors, provides legal services to certain subsidiaries through his law firm, Savvas D. Georghiades, Law Office. For the six-month period ended June 30, 2010 and 2011, the Company paid a fee of Euro 33,149 and Euro 47,390 respectively for the legal services provided by Mr. Georghiades.

Lease Agreement: The Company leases office space in Athens, Greece from a son of George Economou.

Sigma Tankers Inc. pool and Blue Fin Tankers Inc. pool : Tankers Saga and Daytona are employed in the Sigma Tankers Inc. pool (''Sigma'') while tanker Vilamoura is employed in the Blue Fin Tankers Inc. pool (''Blue Fin''). Sigma and Blue Fin are spot market pools managed by Heidmar Inc. George Economou is Chairman of the Board of Directors of Heidmar Inc.